UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Kathleen Doback

Address:   180 Church Street
           Naugatuck, CT 06770


Form 13F File Number: 28-05718


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Kathleen Doback
Title:  Chief Compliance Officer
Phone:  203-729-1200

Signature,  Place,  and  Date  of  Signing:

/s/ Kathleen Doback                Naugatuck, CT                      7/6/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              20

Form 13F Information Table Value Total:  $74,397,373.00
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2    COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------- -------------- --------- ------------ ----------------- ---------- -------- ----------------
                                                                      SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS   CUSIP      VALUE     PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------- -------------- --------- ------------ -------- --- ---- ---------- -------- ---- ------ ----
AGILENT TECHNOLOGIES COM        COM            00846U101 1,231,751.00    24100          SOLE                Sole      0    0
ALBEMARLE CORP COM              COM            012653101 2,456,600.00    35500          SOLE                Sole      0    0
BRIDGEPOINT ED INC.             COM            10807M105 1,467,500.00    58700          SOLE                Sole      0    0
CSX CORP.                       COM            126408103 1,234,962.00    47100          SOLE                Sole      0    0
ENDO PHARMACEUTC HLDGS COM      COM            29264F205 4,659,720.00   116000          SOLE                Sole      0    0
FOSSIL INC                      COM            349882100 6,274,476.00    53300          SOLE                Sole      0    0
GREEN MTN COFFEE ROASTERS       COM            393122106 6,408,868.00    71800          SOLE                Sole      0    0
HALLIBURTON CO                  COM            406216101 1,300,500.00    25500          SOLE                Sole      0    0
HEALTHSPRING INC.               COM            42224N101 2,351,610.00    51000          SOLE                Sole      0    0
HERBALIFE LTD                   COM            g4412g101 5,055,028.00    87700          SOLE                Sole      0    0
ILLUMINA INC                    COM            452327109 4,832,145.00    64300          SOLE                Sole      0    0
INFORMATICA CORP                COM            45666q102 5,124,311.00    87700          SOLE                Sole      0    0
LULULEMON ATHLETICA INC         COM            550021109 5,848,186.00    52300          SOLE                Sole      0    0
NETFLIX COM INC COM             COM            64110L106 4,045,426.00    15400          SOLE                Sole      0    0
PERRIGO CO                      COM            714290103 3,813,558.00    43400          SOLE                Sole      0    0
QUESTCOR PHARMACEUTICALS INC    COM            74835Y101 5,904,500.00   245000          SOLE                Sole      0    0
RPC INC                         COM            749660106 1,187,736.00    48400          SOLE                Sole      0    0
ULTA SALON COSMETICS & FRAG INC COM            90384s303 6,406,336.00    99200          SOLE                Sole      0    0
UNITEDHEALTH GROUP INC COM      COM            91324P102 2,362,364.00    45800          SOLE                Sole      0    0
WATERS CORP COM                 COM            941848103 2,431,796.00    25400          SOLE                Sole      0    0


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